Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial assets at fair value through other comprehensive income - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt financial instruments
Total	$ 6,023,039	$ 5,900,754
Debt financial instruments [Member]
Debt financial instruments
Total	5,880,733	5,801,379
Other financial instruments [Member]
Debt financial instruments
Total	142,306	99,375
Chilean Central Bank and Government Securities [Member] | Debt financial instruments [Member]
Debt financial instruments
Total	4,074,413	4,240,356
Other Chilean debt financial securities [Member] | Debt financial instruments [Member]
Debt financial instruments
Total	9,898	11,774
Foreign financial debt securities [Member] | Debt financial instruments [Member]
Debt financial instruments
Total	1,796,422	1,549,249
Commercial Loans | Other financial instruments [Member]
Debt financial instruments
Total	$ 142,306	$ 99,375